Accounting Policies (Details)				1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 03, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) units Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Property, Plant and Equipment [Line Items]
Number of reportable segments | Segment								4	4
Cash proceeds from sale of business					$ 11,000,000			$ 11,000,000
Market value of investments			$ 1,617,000,000		1,720,000,000	$ 1,617,000,000	$ 1,542,000,000	1,720,000,000	$ 2,497,000,000	$ 1,542,000,000	$ 760,000,000	$ 835,000,000
Deferred technology costs, gross							131,000,000		123,000,000	131,000,000
Accumulated amortization of deferred technology costs							71,000,000		55,000,000	71,000,000
Fair value of our long-term debt borrowings					$ 1,600,000,000			$ 1,600,000,000	900,000,000
After-tax gain (loss) on sale of business									$ 160,000,000	589,000,000	0
Non-cash impairment charge											0
Non-cash impairment charge associated with the an intangible asset acquired							26,000,000			26,000,000
Number of operating segments | units									4
Cost of advertisement									$ 35,000,000	41,000,000	$ 31,000,000
Long-term Debt [Member]
Property, Plant and Equipment [Line Items]
Fair value of our long-term debt borrowings							801,000,000		$ 871,000,000	$ 801,000,000
Other (Income) Loss [Member]
Property, Plant and Equipment [Line Items]
Non-cash impairment charge						$ 6,000,000
Non-cash impairment charge							36,000,000
Harold W. McGraw III [Member]
Property, Plant and Equipment [Line Items]
Amount of transaction with related party		$ 20,000,000
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									3 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									15 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									2 years
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									7 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									40 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life									10 years
McGraw Hill Construction [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds from sale of business	$ 320,000,000
After-tax gain (loss) on sale of business									$ 160,000,000
Data Center [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds from sale of business			58,000,000	$ 58,000,000
Data Center [Member] | Other (Income) Loss [Member]
Property, Plant and Equipment [Line Items]
After-tax gain (loss) on sale of business			$ (3,000,000)				$ 3,000,000